UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

                     477 Madison Avenue, New York, NY 10022
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
                     51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 371-2100

Date of fiscal year end:   April 30, 2005

Date of reporting period:  October 31, 2004

Item 1.      Reports to Stockholders.

             Attached on the following pages is a copy of the registrant's semi-annual report as of October 31, 2004 transmitted to stockholders.

                          [LETTERHEAD OF TRIDAN CORP.]

                                                              December 23, 2004

Dear Shareholder:

         This semi-annual report of Tridan Corp. covers the six-month period from May 1, 2004 to October 31, 2004. As a part of this report, we enclose the unaudited financial report for that six-month period and for the corresponding period in 2003.

         A schedule of the company's portfolio holdings at October 31, 2004, consisting entirely of municipal obligations, is included in the financial report. The company invests exclusively in non-voting securities. The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The company's Forms N-Q are available on the Commission's website at http://www.sec.gov. They may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

         The net asset value per share at October 31, 2004 was $12.76, compared with $12.85 at October 31, 2003. Net investment income per share was $.22 for the six-month period ended October 31, 2004, compared with $.24 for the six-month period ended October 31, 2003.

         At the company's last annual meeting on July 1, 2004, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

                                  Shares Voted For            Shares Withheld
                                  ----------------            ---------------
       Mark Goodman               2,829,387.6220                   None
       Peter Goodman              2,829,387.6220                   None
       Paul Kramer                2,829,387.6220                   None
       Jay S. Negin               2,829,387.6220                   None
       Warren F. Pelton           2,829,387.6220                   None
       Russell J. Stoever         2,829,387.6220                   None

         Also at the last annual meeting, the reappointment of Leslie Sufrin & Company, P.C. as the company's auditors for the fiscal year ending April 30, 2005 was ratified by the shareholders as follows:

         Shares Voted For           2,829,387.6220
         Shares Voted Against            None
         Shares Abstaining               None

                                            Sincerely

                                            TRIDAN CORP.

                                            Peter Goodman, President

                                  TRIDAN CORP.

                                FINANCIAL REPORT
                                   (Unaudited)

                            OCTOBER 31, 2004 AND 2003

TRIDAN CORP.
(Unaudited)

TABLE OF CONTENTS

                                                                         Page

Accountant's Report                                                       1

Financial Statements

     Statements of Assets and Liabilities                                 2

     Schedules of Investments in Municipal Obligations                    3

     Statements of Operations                                             7

     Statements of Changes in Net Assets                                  8

     Notes to Financial Statements                                        9

To the Shareholders and Board of Directors
Tridan Corp.

We have compiled the accompanying statements of assets and liabilities, and schedules of investments in municipal obligations of Tridan Corp. as of October 31, 2004 and 2003, the related statements of operations for the six months then ended and changes in net assets for the six months ended October 31, 2004, and financial highlights (Note 6 to the financial statements) for each period in the six months ended October 31, 2000 - 2004, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants.

A compilation is limited to presenting in the form of financial statements information that is the representation of management. We have not audited or reviewed the aforementioned financial statements and financial highlights and, accordingly, do not express an opinion or any other form of assurance on them.

The statement of changes in net assets for the year ended April 30, 2004 was derived from financial statements that were audited by another accounting firm whose report dated May 15, 2004 expressed an unqualified opinion thereon, but they have not performed any auditing procedures since that date.

We are not independent with respect to Tridan Corp.

New York, New York
December 7, 2004

TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES

(Unaudited)

                                                                                        OCTOBER 31,

                                                                                    2004            2003
                                                                                ------------    ------------
ASSETS

Investments in municipal obligations,
   at market value (amortized cost of
   $35,528,253 and $35,792,534, respectively)                                   $ 38,429,000    $ 38,887,379

Cash and cash equivalents                                                            905,676         739,390

Accrued interest receivable                                                          588,407         588,629

Prepaid expenses                                                                       2,500           2,434
                                                                                ------------    ------------

                                                                                  39,925,583      40,217,832
                                                                                ------------    ------------

LIABILITIES

Accounts payable and accrued liabilities
   Accrued investment advisory fees                                                   27,000          27,500
   Accrued fee - affiliate                                                            39,472          31,343
   Accrued other                                                                      39,127           5,373

Common stock redemption payable                                                       15,383             -.-
                                                                                ------------    ------------

                                                                                     120,982          64,216
                                                                                ------------    ------------

NET ASSETS                                                                      $ 39,804,601    $ 40,153,616
                                                                                ============    ============

Analysis of net assets
   Common stock, at $.02 par value,
       6,000,000 shares authorized                                              $     63,982    $     63,982
   Paid in capital                                                                36,879,867      36,957,931
   Over distributed investment income, net                                           (39,997)        (23,025)
   Undistributed capital gains                                                           -.-          59,883
   Unrealized appreciation of investments, net                                     2,900,749       3,094,845
                                                                                ------------    ------------

Net assets, equivalent to $12.76 and $12.85 per share based on 3,119,270.1974 and 3,125,253.4722 shares of common stock
   outstanding, respectively                                                    $ 39,804,601    $ 40,153,616
                                                                                ============    ============

See accompanying notes and accountant's report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

(Unaudited)

                                                                           OCTOBER 31,
                                                          2004                                      2003
                                        ---------------------------------------   ---------------------------------------
                                         Principal     Amortized       Market      Principal     Amortized       Market
                                           Amount         Cost         Value         Amount         Cost         Value
                                        -----------   -----------   -----------   -----------   -----------   -----------
City of Buffalo
   N.Y. Sewer Auth.
   5.00% due May 15, 2011               $ 1,110,000   $ 1,194,463   $ 1,238,882   $ 1,110,000   $ 1,205,475   $ 1,226,606

City of New York
   General Purpose Unlimited Tax
   6.750% due February 1, 2009            1,000,000     1,074,114     1,156,600     1,000,000     1,089,507     1,181,370

Clarkstown NY Central
   School District
   5.250% due April 15, 2015                400,000       439,231       454,368           -.-           -.-           -.-

Cleveland Hill Union Free
   School District
   5.500% due October 15, 2011            1,480,000     1,503,001     1,666,702     1,480,000     1,505,687     1,668,167

Massachusetts Industrial
   Finance Agency
   2.875% due November 1, 2010                  -.-           -.-           -.-       357,143       357,143       357,143

Metropolitan Transportation Authority
   N.Y. SVC Contract
   5.750% due July 1, 2008                1,000,000       986,082     1,124,180     1,000,000       982,785     1,153,850

Monroe County, N.Y. - Rochester
   Pub Improvement
   6.000% due June 1, 2010                  900,000       904,180     1,027,136       900,000       904,797     1,053,570
   6.000% due March 1, 2012                 445,000       510,175       524,281       445,000       517,800       518,892

Mt. Sinai, N.Y. Union Free School
   District AMBAC Insured
   6.200% due February 15, 2011           1,070,000     1,067,205     1,257,325     1,070,000     1,066,851     1,262,589

N.Y.C. Municipal Water
   Fin. Auth
   6.000% due June 15, 2009               2,000,000     2,110,917     2,304,300     2,000,000     2,132,023     2,358,560

N.Y.S. Dormitory Authority - State
   University Educational Facilities
   7-1/2% due May 15, 2011                  590,000       582,298       698,316       590,000       581,420       720,875

See accompanying notes and accountant's report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

(Unaudited)

                                                                           OCTOBER 31,
                                                          2004                                      2003
                                        ---------------------------------------   ---------------------------------------
                                         Principal     Amortized       Market      Principal     Amortized       Market
                                           Amount         Cost         Value         Amount         Cost         Value
                                        -----------   -----------   -----------   -----------   -----------   -----------
N.Y C. Ref. Unltd. tax
   6.000% due May 15, 2030              $   150,000   $   178,505   $   175,815    $      -.-    $      -.-    $      -.-

N.Y.S. Dormitory Authority
   Revs. City University System
   6.250% due July 1, 2005                      -.-           -.-           -.-       500,000       509,802       540,825

N.Y.S. Dormitory Authority
   Pace University
   6.500% due July 1, 2009                1,000,000     1,063,760     1,171,740     1,000,000     1,075,664     1,195,040

Nassau County Interim
   Fin. Auth., N.Y.
   5.750% due November 15, 2013           1,100,000     1,134,376     1,276,330     1,100,000     1,139,129     1,248,698

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
   5.750% due June 15, 2008               1,500,000     1,533,082     1,684,064     1,500,000     1,541,230     1,728,550
   5.200% due May 15, 2014                  575,000       638,843       657,444       575,000       644,317       641,999

N.Y.S. Dormitory Authority Revs.
   5.250% due November 15, 2023           1,000,000     1,094,564     1,110,250     1,000,000     1,097,655     1,081,540

N.Y.S. Dormitory Authority
   City University General
   Sys. 2nd Ser
   5.750% due July 1, 2013                  215,000       246,550       249,028           -.-           -.-           -.-

N.Y.S. Medical Care Facilities
   Finance Agency - (FHA) Hospital
   Revenue Insured Mortgages
   6.800% due August 15, 2024                   -.-           -.-           -.-     1,000,000     1,099,265     1,090,880

N.Y.S. Ref. Unlimited Tax
   6.500% due July 15, 2005               1,700,000     1,717,928     1,753,941     1,700,000     1,742,513     1,844,942

N.Y.S. Dormitory Authority Revs.
   Columbia University
   5.000% due July 1, 2010                1,000,000     1,056,400     1,112,040     1,000,000     1,065,164     1,119,850

See accompanying notes and accountant's report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

(Unaudited)

                                                                           OCTOBER 31,
                                                          2004                                      2003
                                        ---------------------------------------   ---------------------------------------
                                         Principal     Amortized       Market      Principal     Amortized       Market
                                           Amount         Cost         Value         Amount         Cost         Value
                                        -----------   -----------   -----------   -----------   -----------   -----------
N.Y.S. Dormitory Authority Revs.
   Personal Income Tax
   5.000% due March 15, 2011            $ 1,000,000   $ 1,092,958   $ 1,136,410   $ 1,000,000   $ 1,105,647   $ 1,130,970

Niagara Falls Bridge
   Commission NY Toll Rev Hwy
   1 MPT Series B
   5.250% due October 1, 2015             2,000,000     2,114,007     2,302,800     2,000,000     2,121,918     2,242,480

N.Y.S. UDC Correction FACS
   6.000% due January 1, 2012             1,000,000     1,022,666     1,150,770     1,000,000     1,025,300     1,174,420

N.Y.S. Urban Development Corp.
   Rev. Sub. Lic.
   6.000% due July 1, 2005                      -.-           -.-           -.-     1,500,000     1,521,172     1,611,180
   5.500% due January 1, 2008             1,055,000     1,069,591     1,159,023     1,055,000     1,073,752     1,182,708

Power Authority of N.Y.S.
   General Purpose Revenue:
   6-1/2% due Jan. 1, 2008                1,675,000     1,697,797     1,805,315     1,675,000     1,704,166     1,890,338

Puerto Rico Electric Power
   Authority Star & Stripe
   5.500% due July 1, 2006                  600,000       608,726       635,850       600,000       613,679       659,598

Puerto Rico Commonwealth
   Highway & Transp. Auth.
   5.00% due July 1, 2035                 1,000,000     1,089,050     1,101,030     1,000,000     1,090,391     1,109,010

Puerto Rico Commonwealth
   Highway and Trans
   5.500% due July 1, 2015                  500,000       567,358       589,645           -.-           -.-           -.-

Puerto Rico Common Wealth
   Highway and Trans
   6.250% due July 1, 2016                  285,000       342,814       355,723           -.-           -.-           -.-

Puerto Rico Public Buildings
   Auth. Rev. GTD Ref
   5.000% due July 1, 2028                  500,000       514,213       543,065           -.-           -.-           -.-

See accompanying notes and accountant's report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

(Unaudited)

                                                                           OCTOBER 31,
                                                          2004                                      2003
                                        ---------------------------------------   ---------------------------------------
                                         Principal     Amortized       Market      Principal     Amortized       Market
                                           Amount         Cost         Value         Amount         Cost         Value
                                        -----------   -----------   -----------   -----------   -----------   -----------
Rochester, NY Public Schools
   4.790% due May 28, 2017              $   350,000   $   343,836   $   353,437    $      -.-    $      -.-    $      -.-

Suffolk County Water
   Authority
   6.000% due June 1, 2009                1,510,000     1,608,477     1,732,529     1,260,000     1,336,910     1,470,042

Suffolk County Judicial
   FACS Agency
   5.750% due October 15, 2011            1,340,000     1,363,323     1,520,726     1,340,000     1,365,025     1,528,337

Triborough Bridge or Tunnel
   Authority N.Y. Revs.
   6.000% due January 1, 2012             1,500,000     1,548,506     1,733,925     1,500,000     1,553,919     1,748,430
   5.500% due January 1, 2017             1,000,000     1,021,208     1,164,960     1,000,000     1,022,428     1,145,920

Trust for Cultural Res. of NYC
   Bonds Edu Broadcasting
   2.680% due January 1, 2008               500,000       488,049       501,050           -.-           -.-           -.-
                                        -----------   -----------   -----------   -----------   -----------   -----------

                                        $34,050,000   $35,528,253   $38,429,000   $34,257,143   $35,792,534   $38,887,379
                                        ===========   ===========   ===========   ===========   ===========   ===========

See accompanying notes and accountant's report.

TRIDAN CORP.

STATEMENTS OF OPERATIONS

(Unaudited)

                                                      SIX MONTHS ENDED
                                                         OCTOBER 31,

                                                   2004              2003
                                                -----------      -----------
Investment income

    Interest                                    $   976,854      $ 1,001,473

    Amortization of bond premium and
       discount - net                              (102,169)        (100,786)
                                                -----------      -----------

         Total investment income                    874,685          900,687
                                                -----------      -----------

Expenses

    Investment advisory fee                          53,551           55,639

    Professional fees                                51,860           30,350

    Directors' fees                                  31,500           22,500

    Administrative fees                              40,139           33,580

    Insurance and administrative expenses            13,126            6,907
                                                -----------      -----------

         Total expenses                             190,176          148,976
                                                -----------      -----------

Investment income - net                             684,509          751,711
                                                -----------      -----------

Realized and unrealized gain on investments

    Net realized gain on investments                 53,723           88,594

    Change in unrealized appreciation of
       investments for the period                   507,658         (338,246)
                                                -----------      -----------

Net (loss) gain on investments                      561,381         (249,652)
                                                -----------      -----------

Net increase in assets resulting
    from operations                             $ 1,245,890      $   502,059
                                                ===========      ===========

See accompanying notes and accountant's report.

TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED          YEAR ENDED
                                                                OCTOBER 31,            APRIL 30,
                                                                   2004                  2004
                                                             ----------------      ----------------
                                                              (Unaudited)              (Audited)
 (Decrease) increase in net assets
    resulting from operations

       Investment income - net                               $        684,509      $      1,455,379
       Net realized gain on investments                                53,723                97,761
       Change in unrealized appreciation                              507,658            (1,040,001)
                                                             ----------------      ----------------

         Net  increase in net assets resulting
            from operations                                         1,245,890               513,139
                                                             ----------------      ----------------

Redemptions of 2,602.2415 (October 31, 2004)
and 3,786.0403 shares (April 30, 2004)                                (32,940)              (47,772)
                                                             ----------------      ----------------

Distributions to shareholders:
    Investment income - net (tax exempt)                             (717,439)           (1,437,093)
    Long-term capital gains - net                                     (62,889)              (94,383)
                                                             ----------------      ----------------

                                                                     (780,328)           (1,531,476)
                                                             ----------------      ----------------

         Total increase (decrease)                                    432,622            (1,066,109)
                                                             ----------------      ----------------

Net assets

    Beginning of period                                            39,371,979            40,438,088
                                                             ----------------      ----------------

    End of period, including
       -     Net undistributed (overdistributed)
             investment income $(39,997) and $(9,383),
             in October 2004 and April 2004, respectively
       -     Net undistributed capital gains of $-0-
              and $9,028 in October 2004 and April 2004,
              respectively                                   $     39,804,601      $     39,371,979
                                                             ================      ================

See accompanying notes and accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2004 AND 2003

1.     Significant Accounting Policies

       The following is a summary of the significant policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, in the preparation of its financial statements.

       Acquisition and Valuation of Investments

       Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are shown at market value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to market value.

       Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations. Securities for which quotations are not readily available are valued at fair value as determined by the board of directors. There were no securities valued by the Board of Directors, which quotations were not readily available as of October 31, 2004 and 2003.

       Amortization of Bond Premium or Discount

       In determining investment income, bond premium or discount is amortized on a straight-line basis over the remaining term of the obligation.

       Income Taxes

       It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required; however, the Company is subject to minimum New York State and local franchise taxes.

       Interest income from municipal investments are exempt from Federal and state income taxes.

       Cash and Cash Equivalents

       The Company considers all investments that can be liquidated on demand to be cash equivalents.

                                                                October 31,
                                                             2004         2003
                                                           --------     --------

             Cash                                          $ 30,872     $ 18,076
             Cash equivalents - demand bonds and notes      874,804      721,314
                                                           --------     --------

                                                           $905,676     $739,390
                                                           ========     ========

See accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2004 AND 2003

1.     Significant Accounting Policies (continued)

       The Company maintains all of its cash and cash equivalents in one financial institution. At times, such balances may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

       Use of Estimates

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used when accounting for the valuation of securities and the realization of investment.

       Concentration of Credit Risk

       The value of the Company's investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

2.     Accounts Payable and Accrued Liabilities

       Accounts payable and accrued liabilities consisted of the following at:

                                                           October 31,
                                                        2004         2003
                                                      --------     -------

             Accrued investment advisory fees (a)     $ 27,000     $27,500
             Accrued fee - affiliate (b)                39,472      31,343
             Accrued accounting fees and other          39,127       5,373
                                                      --------     -------

                                                      $105,599     $64,216
                                                      ========     =======

              (a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

See accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2004 AND 2003

2.     Accounts Payable and Accrued Liabilities (continued)

              (b) For the six months ending October 31, 2004 and 2003, the Company incurred legal fees of approximately $37,620 and $30,350, respectively, which include professional fees paid to the law firm of which an officer of the Company is a Member.

              (c) For the six months ending October 31, 2004 and 2003, the Company incurred audit fees of approximately $14,240 and $-0-, respectively.

3.     Investment Transactions

       Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $1,344,412 and $1,568,400, respectively, for the six months ended October 31, 2004 and $2,939,571 and $3,071,673, respectively, for the six months ended October 31, 2003.

       The U.S. Federal income tax basis of the Company's investments, at October 31, 2004 and 2003, was approximately $35,528,253 and $35,792,534, respectively, and net unrealized appreciation at October 31, 2004 and 2003, for U.S. Federal income tax purposes was approximately $2,900,749 and $3,094,845, respectively (gross unrealized appreciation of approximately $2,903,439 and $3,121,623, respectively, gross unrealized depreciation of approximately $2,690 and $26,818, respectively.

4.     Common Stock, Net Asset Values and Share Redemption Plan

       At October 31, 2004 and 2003, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982, and additional paid-in capital aggregating $312,787.

       The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share as of the end of the Company's fiscal quarter in which the request for redemption is received. At October 31, 2004 and 2003, $933,992 (79,829.8026 shares),
       $858,383 (73,846.5278 shares) respectively, had been redeemed under this plan.

       The net asset value per share is calculated by dividing the value of all assets less total liabilities by the number of common shares outstanding at the end of the period.

       The net asset value per share and the shares outstanding were as follows:

                                                            October 31,
                                                         2004         2003
                                                       --------     --------
             Net asset value:
                 -   at market value of the
                       underlying investments           $12.76       $12.85
                 -   at amortized cost                  $11.83       $11.86

See accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2004 AND 2003

4.     Common Stock, Net Asset Values and Share Redemption Plan (continued)

                                                            October 31,
                                                         2004         2003
                                                       --------     --------
             Net asset value:

              Shares outstanding at:
                  October 31, 2004                        3,119,270.1974
                  October 31, 2003                        3,125,253.4722

5.     Distributions

       During the six months ended October 31, 2004 and 2003, distributions of $780,328 ($.25 per share) and $781,428 ($.25 per share), respectively, were declared and paid to shareholders, which, except for capital gains of $62,889 in 2004 and $94,244 in 2003, were exempt from Federal income taxes. Distributions for the year ended April 30, 2004 were $1,531,476 ($.49 per share) and were exempt from Federal income taxes except for $94,383 of capital gains.

       The tax character of distributions paid during the six months ending October 31, 2004 and 2003 and the year ended April 30, 2004 were as follows:

                                                           Six Months Ended        Year Ended
                                                             October 31,            April 30,
                                                         2004          2003           2004
                                                       --------     ----------     ----------
             Distributions paid from
                 Tax exempt investment income, net     $717,439     $  687,184     $1,437,093
                 Capital gains                           62,889         94,244         94,383
                                                       --------     ----------     ----------

                                                       $780,328     $  781,428     $1,531,476
                                                       ========     ==========     ==========

       As of October 31, 2004 and 2003 and April 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                             October 31,      October 31,        April 30,
                                                 2004             2003             2004
                                             -----------      -----------      -----------
             Overdistributed tax-exempt
                investment income, net       $   (39,997)     $   (23,025)     $    (9,383)
             Undistributed capital gains             -.-           59,883            9,028
             Unrealized appreciation of
                investments, net               2,900,749        3,094,845        2,393,090
                                             -----------      -----------      -----------

                                             $ 2,860,752      $ 3,131,703      $ 2,392,735
                                             ===========      ===========      ===========

       The Company has no capital loss carry forwards as of October 31, 2004 and 2003. The Company had no capital reclassification related to permanent book/tax differences for the six months ending October 31, 2004 and 2003.

See accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2004 AND 2003

6.     Financial Highlights

       Selected per share data and ratios

                                                                   SIX MONTHS ENDED OCTOBER 31,

                                                 2004           2003           2002           2001           2000
                                              ----------     ----------     ----------     ----------     ----------
Per share data:
    (For a share of capital stock outstanding
    throughout the period):

    Net asset value, beginning of year        $    12.61     $    12.94     $    12.56     $    12.36     $    11.85
                                              ----------     ----------     ----------     ----------     ----------

    Income from investment operations:
       Net investment income                        0.22           0.24           0.23           0.25           0.27
       Net realized and unrealized
         gain (loss) on investments                 0.18          (0.08)          0.25           0.32           0.30
                                              ----------     ----------     ----------     ----------     ----------

    Total from investment operations                0.40           0.16           0.48           0.57           0.57
                                              ----------     ----------     ----------     ----------     ----------

    Less distributions:
       Dividends (from net investment
         income)                                   (0.23)         (0.22)         (0.24)         (0.26)         (0.28)
       Capital gains                               (0.02)         (0.03)         (0.01)         (0.02)           -.-
                                              ----------     ----------     ----------     ----------     ----------

       Total distributions                         (0.25)         (0.25)         (0.25)         (0.28)         (0.28)
                                              ----------     ----------     ----------     ----------     ----------

Net asset value - end of period               $    12.76     $    12.85     $    12.79     $    12.65     $    12.14
                                              ==========     ==========     ==========     ==========     ==========

Per share market value - end of period        $    12.76     $    12.85     $    12.79     $    12.65     $    12.14
                                              ==========     ==========     ==========     ==========     ==========

Total investment return                             1.18%        -0.70%           1.91%          2.35%          2.45%

Ratios/Supplemental Data:
    Net assets, end of period (in thousands)  $   39,805     $   40,153     $   39,966     $   39,582     $   38,050
    Ratio of expenses to average net assets
       (annualized)                                 0.96%          0.74%          0.77%          0.69%          0.70%
    Ratio of net investment income - to
       average net assets (annualized)              3.46%          3.72%          3.64%          3.93%          4.50%

    Portfolio turnover rate                          4.0%           7.0%           3.0%           3.0%          24.0%

    Average (simple) number of shares
       outstanding (in thousands)                  3,119          3,125          3,126          3,130          3,132

See accountant's report.

Item 2.      Code of Ethics

             Not required in this report.

Item 3.      Audit Committee Financial Expert

             Not required in this report.

Item 4.      Principal Accountant Fees and Services

             Not required in this report.

Item 5.      Audit Committee of Listed Registrants.

             Not required in this report.

Item 6.      Schedule of Investments.

             A schedule of registrant's investments in securities of unaffiliated issuers as of October, 31, 2004 is included as part of the financial statement filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

             Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

             Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 9.      Submission of Matters to a Vote of Security Holders.

             The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.     Controls and Procedures

             (a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

             (b) There was no change in the registrant's internal control over financial reporting that occurred during its last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.     Exhibits

             (a) The following exhibits are filed herewith:

                  (2) The separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Tridan Corp.

By (Signature and Title)    /S/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date:       December 29, 2004

         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /S/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date:       December 29, 2004

By (Signature and Title)    /S/ Warren F. Pelton
                        --------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date:       December 29, 2004